Group information (Tables) - Group [Member]	6 Months Ended
Jun. 30, 2022
Group information (Tables) [Line Items]
Schedule of interim condensed consolidated financial statements
			% equity interest
Name	Principal activities	Place of incorporation/ registration	December 31, 2021	June 30, 2022

Rococo	Investment holding	BVI	100%	100%
Rosenkavalier	Investment holding	BVI	100%	100%
Gauguin	Investment holding	Hong Kong	100%	100%
Degas	Investment holding	Hong Kong	100%	100%
Kuke International	Investment holding	PRC	100%	100%
Beijing Lecheng	Investment holding	PRC	100%	100%
Naxos China	Distribution of commercial copyrights	PRC	51%	51%
Music Education	Investment holding	PRC	100%	100%
Kuke Fangyue	Dormant	PRC	60%	60%
Kuke Xingkong	Dormant	PRC	90%	90%
Kuke Linhui	Dormant	PRC	90%	90%
Fuzhou Kuke	Dormant	PRC	80%	80%
Tianjin Kuke	Dormant	PRC	96%	96%
Shijiazhuang Kuke	Dormant	PRC	96%	96%

Schedule of direct or indirect interests in subsidiaries
			% beneficial interest
		Place of	December 31,	June 30,
Name	Principal activities	registration	2021	2022
Beijing Kuke Music	Distribution of commercial copyrights and provision of music education solutions	PRC	100%	100%
BMF Culture	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances	PRC	100%	100%